State Tax-Free Income Trust	07/01/2011 to 06/30/2012

ICA File Number: 811-4521
Registrant Name: T. Rowe Price State Tax-Free Income Trust
Reporting Period: 07/01/2011 - 06/30/2012

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4521

T. Rowe Price State Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2011 to 06/30/2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price State Tax-Free Income Trust

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 27, 2012

Georgia Tax-Free Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Maryland Short-Term Tax-Free Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Maryland Tax-Free Bond Fund

BALTO MD COP REF-BRD ED ADMIN PROJ-SR A Meeting Date: SEP 02, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 059195KF3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the Request	Management	N/A	YES

NC MED CARE 6% NOTES DUE JANUARY 1, 2039 Meeting Date: SEP 13, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 65820YJH0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Take no action	Management	N/A	YES

Maryland Tax-Free Money Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

New Jersey Tax-Free Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

New York Tax-Free Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

New York Tax-Free Money Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Virginia Tax-Free Bond Fund

NORFOLK VA ECON DEV AUTH NEW 5.625% NOTES DUE NOVEMBER 1, 2015 Meeting Date: MAY 29, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 65588KAB4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Direct the Trustee to waive BBL ODU, LLCs non compliance with its debt service coverage ratio covenant and the resulting Event of Default.	Management	N/A	YES

NORFOLK VA ECON DEV AUTH NEW 6.00% NOTES DUE NOVEMBER 1, 2036 Meeting Date: MAY 29, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 65588KAC2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Direct the Trustee to waive BBL ODU, LLCs non compliance with its debt service coverage ratio covenant and the resulting Event of Default.	Management	N/A	YES

END NPX REPORT